Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Advisor Class
Shareholder Report [Line Items]
Fund Name	Coho Relative Value Equity Fund
Class Name	Advisor Class
Trading Symbol	COHOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Coho Relative Value Equity Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cohofunds.com/relative-value-equity-fund/literature/. You can also request this information by contacting us at 1-866-264-6234
Additional Information Phone Number	1-866-264-6234
Additional Information Website	https://www.cohofunds.com/relative-value-equity-fund/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.cohofunds.com/relative-value-equity-fund/literature/ for more recent performance information.
Net Assets	$ 199,246,272
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$199,246,272
Number of Holdings	29
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(%)
UnitedHealth Group	5.3%
Cencora	4.9%
Ross Stores	4.8%
Thermo Fisher Scientific	4.6%
Lowe’s Companies	4.4%
Walt Disney	4.1%
Sysco	4.0%
Marsh & McLennan Companies	3.6%
Philip Morris International	3.5%
US Bancorp	3.4%

Updated Prospectus Web Address	https://www.cohofunds.com/relative-value-equity-fund/literature/
Advisor Class
Shareholder Report [Line Items]
Fund Name	Coho Relative Value ESG Fund
Class Name	Advisor Class
Trading Symbol	CESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Coho Relative Value ESG Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cohofunds.com/esg-fund/literature/. You can also request this information by contacting us at 1-866-264-6234
Additional Information Phone Number	1-866-264-6234
Additional Information Website	https://www.cohofunds.com/esg-fund/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.cohofunds.com/esg-fund/literature/ for more recent performance information.
Net Assets	$ 37,387,214
Holdings Count | $ / shares	25
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$37,387,214
Number of Holdings	25
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
UnitedHealth Group	5.2%
Ross Stores	5.0%
Lowe’s Companies	4.8%
Cencora	4.7%
Thermo Fisher Scientific	4.6%
Abbott Laboratories	4.5%
Sysco	4.3%
US Bancorp	4.2%
W.W. Grainger	4.0%
Walt Disney	4.0%

Updated Prospectus Web Address	https://www.cohofunds.com/esg-fund/literature/